Share Capital and Capital Surplus (Deficit) and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Number of authorized shares	220,000,000	220,000,000
Number of issued shares	80,745,711	80,745,711	80,745,711
Share capital
Common share	₩ 44,639	₩ 44,639
Capital surplus (deficit) and others:
Paid-in surplus	2,915,887	2,915,887
Treasury shares(Note 24)	(2,260,626)	(2,260,626)
Share option(Note 26)	414
Others	(857,912)	(854,000)
Capital Surplus	₩ (202,237)	₩ (198,739)